Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2005 Fund	Fidelity Freedom Blend 2005 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2005 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	3.52%	6.35%	[1]	2.00%	5.14%	[1]	2.44%	4.53%	[1]	(1.54%)	4.61%	[1]	3.80%	6.53%	[1]

[1]	(a)From August 31, 2018